1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (March 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Allowance for doubtful accounts	$ 14,842		$ 14,842		$ 17,014	$ 0
Indefinite lived trade name	69,300		69,300		69,300	69,300
Advertising and marketing expense	$ 82,307	$ 74,591	$ 142,845	$ 176,469	$ 375,499	$ 402,402
Risk free interest rate minimum			0.85%		0.85%
Risk free interest rate maximum			1.41%		1.41%
Risk free interest rate				0.97%		0.97%
Dividend yield			0.00%		0.00%
Expected life			2 years		2 years
Volatility rate minimum			43.00%		43.00%
Volatility rate maximum			137.00%		137.00%
Weighted average number of shares outstanding	35,837,900	34,886,089	35,823,648	35,137,625	35,361,321	31,626,189
Antidilutive shares excluded from computation of EPS			3,430,646	2,512,346	2,817,146	2,200,346
Tax Coach Software, LLC [Member] | Trade Names [Member]
Indefinite lived trade name	$ 69,300		$ 69,300		$ 69,300
Tax Coach Software, LLC [Member] | Customer Relationships [Member]
Finite lived intangible assets	44,900		44,900		44,900
Amortization expense	2,806	$ 2,806	5,612	$ 5,612	11,225	$ 11,225
Accumulated amortization	28,062		28,062		22,450	11,225
Tax Coach Software, LLC [Member] | Proprietary Content [Member]
Finite lived intangible assets	525,100		525,100		525,100
Amortization expense	16,410	16,410	32,820	32,820	65,638	65,638
Accumulated amortization	164,093		164,093		131,276	65,638
Tax Coach Software, LLC [Member] | Noncompete Agreements [Member]
Finite lived intangible assets	26,300		26,300		26,300
Amortization expense	1,315	$ 1,315	263	$ 2,630	5,260	5,260
Accumulated amortization	$ 13,150		$ 13,150		$ 10,520	$ 5,260